Bank Properties and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Bank Properties and Equipment

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2014	2013
Land	$8,060	$8,998
Buildings	27,293	30,624
Capital lease	8,630	8,630
Leasehold improvements and equipment	40,435	46,962

Total bank properties and equipment	84,418	95,214
Accumulated depreciation	(44,263)	(46,119)

Bank properties and equipment, net	$40,155	$49,095

The Company recognized depreciation expense of $5.7 million, $5.5 million and $5.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.